Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment, Other, Accumulated Depreciation	$ 94,752	$ 715,758
Non-trade accounts receivable	6,183	7,993
Sale Leaseback Transaction, Accumulated Depreciation	$ 367,146	$ 293,820